Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
8.	Leases

The Company`s leases include offices worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the ROU and liability calculation if it was reasonably certain that the Company will exercise the option.

For short-term leases with a term of 12 months or less, operating lease ROU assets and liabilities are not recognized and the Company records lease payments in the Consolidated Statements of Operations on a straight-line basis over the lease term.

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year ended	Year ended	Year ended
	December 31, 2019	December 31, 2020	December 31, 2021
Components of lease expenses
Operating lease cost	$655	$1,023	$1,406
Short-term lease	$22	$66	$51
Total lease expenses	$677	$1,089	$1,457

	Year ended	Year ended	Year ended
	December 31, 2019	December 31, 2020	December 31, 2021
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$684	$1,017	$1,015

Supplemental non-cash information related to lease liabilities from obtaining ROU assets	$1,209	$3,734	$17,329

For the year ended December 31, 2021, the weighted average remaining lease term is 9.1 years, and the weighted average discount rate is 3.29 percent. The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of lease liabilities as of December 31, 2021 were as follows:

December 31, 2021
(in thousands)

Year Ending December 31,
2022	$2,549
2023	2,896
2024	2,632
2025	2,644
2026	2,656
Thereafter	11,049
Total operating lease payments	$24,426
Less: imputed interest	3,105
Total	$21,321